Income Taxes	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Income Taxes

10.	INCOME TAXES
The following table represents the major components of income tax expense recognized in net earnings (loss) for the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Current income tax expense	$12.7	$17.3
Deferred income tax expense	20.1	16.9
Income tax expense recognized in net earnings (loss)	$32.8	$34.2

The statutory tax rate for 2019 was 25.0% (2018 – 25.0%). The following table reconciles the expected income tax recovery at the Canadian combined statutory income tax rate to the amounts recognized in net earnings (loss) for the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Earnings (loss) before income taxes	$128.9	($38.4)
Statutory tax rate	25.0%	25.0%
Expected income tax expense (recovery) based on above rates	$32.2	($9.6)
Effect of higher tax rates in foreign jurisdictions	1.0	(2.4)
Non-deductible expenses	(1.4)	4.4
Impact of local mining taxes	7.2	6.0
Impact of foreign exchange	(13.2)	28.8
Impact of renouncement of flow through share expenditures	0.8	0.3
Withholding tax	1.2	1.2
Change in unrecognized temporary differences	4.6	5.2
Other	0.4	0.3
Income tax expense	$32.8	$34.2

The following table reflects the change in deferred income tax liability at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Balance, beginning of year	$491.5	$477.0
Deferred income tax expense recognized in net earnings (loss)	20.1	16.9
Deferred income tax expense (recovery) recognized in OCI	2.1	(2.4)
Balance, end of year	$513.7	$491.5

The following reflects the deferred income tax liability at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Accounting value of mineral property, plant and equipment in excess of tax value	$557.0	$446.8
Accounting value of inventories in excess of tax value	7.9	13.8
Other taxable temporary differences	(19.8)	64.3
Non-capital losses carried forward	(31.4)	(33.4)
Deferred income tax liability	$513.7	$491.5

The Company has Canadian tax losses of $113.3 million expiring between 2024 and 2039, Mexican tax losses of $22.8 million expiring between 2020 and 2029, United States tax losses of $19.4 million expiring between 2028 and 2037, as well as Turkish tax losses of $4.3 million expiring between 2020 and 2024.
The Company has unrecognized deferred income tax assets at December 31, 2019 in respect of aggregate loss carryforwards, deductible temporary differences and unused tax credits. The unrecognized loss carryforwards, deductible temporary differences and unused tax credits are $96.8 million (December 31, 2018 -$81.9 million).
At December 31, 2019, the Company has unrecognized deferred income tax liabilities on taxable temporary differences of $17.8 million (December 31, 2018 - $13.4 million) for taxes that would be payable on the unremitted earnings of certain subsidiaries of the Company.